Significant Accounting Policies (Changes In Accumulated Other Comprehensive Income By Components) (Details) - USD ($) $ in Thousands		3 Months Ended	12 Months Ended
		Dec. 31, 2021	Dec. 31, 2023		Dec. 31, 2022	Dec. 31, 2021
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance			$ (71,558)
Net current-period other comprehensive income (loss)	[1]		(53,892)		$ (25,379)	$ (114,967)
Ending balance			(17,797)		(71,558)
Unrealized gains (losses) on derivative instruments
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance			(36,434)		50,570	(20,675)
Other comprehensive income (loss) before reclassifications			(112,641)		(138,485)	100,900
Amount reclassified from accumulated other comprehensive income (loss)			97,444		51,481	(29,655)
Net current-period other comprehensive income (loss)			15,197		87,004	(71,245)
Ending balance		$ 50,570	(51,631)		(36,434)	50,570
Unrealized gains (losses) with respect to pension and post-retirement benefit plans
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance			31,148		(99,181)	(147,096)
Other comprehensive income (loss) before reclassifications			88,686		127,673	(47,229)
Amount reclassified from accumulated other comprehensive income (loss)		686	(24,169)		2,656
Net current-period other comprehensive income (loss)			(64,517)		(130,329)	(47,915)
Ending balance		(99,181)	95,665		31,148	(99,181)
Foreign currency translation differences
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance			(66,272)		(49,246)	(43,451)
Other comprehensive income (loss) before reclassifications			4,441	[1]	(15,743)	(5,795)
Amount reclassified from accumulated other comprehensive income (loss)			0		(1,283)	0
Net current-period other comprehensive income (loss)			(4,441)		17,026	5,795
Ending balance		(49,246)	(61,831)		(66,272)	(49,246)
Accumulated other comprehensive income (loss)
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance			(71,558)		(97,857)	(211,222)
Other comprehensive income (loss) before reclassifications			(19,514)		(26,555)	111,519
Amount reclassified from accumulated other comprehensive income (loss)			73,275		52,854	1,846
Net current-period other comprehensive income (loss)			(53,761)		(26,299)	(113,365)
Ending balance		$ (97,857)	$ (17,797)		$ (71,558)	$ (97,857)

[1]	Other comprehensive income (loss), net of tax expenses (tax benefit) in the amounts of $132, $1,419 and $(6,186) for the years 2023, 2022 and 2021, respectively.